Stock Incentive Plan	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Incentive Plan

15. Stock Incentive Plan

Under the amended and restated Autoliv, Inc. 1997 Stock Incentive Plan (the Plan) adopted by the shareholders, awards have been made to selected executive officers of the Company, other key employees and other qualified participants. During 2015 and earlier the awards were given in the form of stock options (SOs) and restricted stock units (RSUs). All SOs were granted for 10-year terms, had an exercise price equal to the fair value of the share at the date of grant, and became exercisable after one year of continued employment following the grant date. Each RSU, granted during 2015 and earlier, represents a promise to transfer a share of the Company’s common stock to the employee after three years of service following the date of grant, subject to acceleration of vesting in certain circumstances.

During 2016, the Compensation Committee of the Board of Directors approved a new long-term equity incentive (LTI) program to more closely reflect market practice and align pay delivery with our financial performance. The first grants under the new LTI program, where performance shares (PSs) replaced SOs, were made in February 2016 and May 2016 pursuant to which certain employees received 50% of their LTI grant value in the form of PSs and 50% in the form of RSUs. The grantee may earn 0-200% of the target number of PSs based on the Company’s achievement of specified targets for the Company’s compound annual growth rate (CAGR) for sales and the Company’s CAGR in earnings per share relative to an established benchmark growth rate. Each performance target is weighted 50% and results are measured at the end of the three-year performance period. Each PS represents a promise to transfer a share of the Company’s common stock to the employee following completion of the performance period, provided that the performance goals mentioned above are met and provided, further, that the grantee remains employed through the performance period, subject to certain limited exceptions.

The RSUs granted on February 15, 2016 and May 9, 2016 will vest in three approximately equal annual instalments beginning on the first anniversary of the grant date, subject to the grantee’s continued employment with the Company on each vesting date, subject to acceleration of vesting in certain circumstances.

The source of the shares issued upon vesting of awards is generally from treasury shares. The Plan provides for the issuance of up to 9,585,055 common shares for awards. At December 31, 2016, 6,386,050 of these shares have been issued for awards which includes 19,842 shares of common stock issued to non-executive directors in satisfaction of all or a portion of his or her annual base retainer for service on the Board.

The average grant date fair values of SOs are calculated using the Black-Scholes valuation model. The Company uses historical exercise data for determining the expected life assumption. Expected volatility is based on historical and implied volatility. The Company estimates the fair value of PSs and RSUs using the Black-Scholes valuation model. Key inputs and assumptions used to estimate the fair value of RSUs and PSs include the vesting period, expected annual dividend yield and closing price of the Company’s common stock on the date of grant. When determining the grant date fair value for the PSs awards, it is assumed the grantee will earn 100% of the target number of PSs. The table below includes the assumptions for all awards issued:

	2016	2015	2014
SOs
Risk-free interest rate	—	1.1%	1.1%
Dividend yield 1)	—	2.3%	2.3%
Expected life in years	—	3.4	3.9
Expected volatility	—	24.0%	28.0%

PSs and RSUs
Dividend yield	2.2%	—	—

1)	The dividend yield assumption is used for both SOs and the RSUs granted in 2015 and 2014.

The grant date fair value for the RSUs at February 15, 2016 and May 9, 2016 was $7.0 million and $0.2 million, respectively. This cost will be amortized straight line over the vesting periods. The 2016 RSUs will vest in three approximately equal annual installments beginning on the first anniversary of the grant date, while the RSUs granted in 2015 and 2014 had a vesting period of 3 years, all subject to the grantee’s continued employment with the Company on each vesting date.

The grant date fair value of the PSs at February 15, 2016 and May 9, 2016 was $6.9 million and $0.2 million, respectively. For PSs, the grant date fair value of the number of awards expected to vest based on the Company’s best estimate of ultimate performance against the respective targets is recognized as compensation expense on a straight-line basis over the requisite vesting period of the awards. The Company assesses the expected achievement levels at the end of each quarter. As of December 31, 2016, the Company believes it is probable that the performance conditions will be met and has accrued for the compensation expense accordingly. The cumulative effect of the change in estimate is recognized in the period of change as an adjustment to compensation expense.

The total stock (RSUs, PSs and SOs) compensation cost recognized in the Consolidated Statements of Net Income for 2016, 2015 and 2014 was $11.1 million, $8.2 million and $8.1 million, respectively. The total compensation cost related to non-vested awards not yet recognized is $15.6 million for RSUs and PSs and the weighted average period over which this cost is expected to be recognized is approximately 1.4 years. There is no compensation cost not yet recognized for stock options.

Information on the number of RSUs, PSs and SOs related to the Plan during the period of 2014 to 2016 is as follows.

RSUs	2016	2015	2014
Weighted average fair value at grant date	$100.77	$105.87	$88.54

Outstanding at beginning of year	204,552	198,285	204,277
Granted	71,870	74,908	64,223
Shares issued	(66,651)	(58,186)	(56,184)
Cancelled/Forfeited/Expired	(21,277)	(10,455)	(14,031)

Outstanding at end of year	188,494	204,552	198,285

The grant date fair values for RSUs granted in 2013, 2012 and 2011 (vested in 2016, 2015 and 2014) were $5.9 million, $4.5 million and $4.4 million, respectively. The aggregate intrinsic value for RSUs outstanding at December 31, 2016 was $21.3 million.

PSs	2016	2015	2014
Weighted average fair value at grant date	$98.57	N/A	N/A
Outstanding at beginning of year	—	N/A	N/A
Granted	143,740	N/A	N/A
Shares issued	—	N/A	N/A
Cancelled/Forfeited/Expired	(5,192)	N/A	N/A
Outstanding at end of year	138,548	N/A	N/A

The aggregate intrinsic value for PSs outstanding at December 31, 2016 was $15.7 million.

SOs	Number of options	Weighted average exercise price
Outstanding at Dec 31, 2013	831,701	$59.20
Granted	192,665	94.87
Exercised	(471,732)	60.78
Cancelled/Forfeited/Expired	(13,809)	66.23

Outstanding at Dec 31, 2014	538,825	$70.38
Granted	187,996	113.51
Exercised	(244,182)	68.82
Cancelled/Forfeited/Expired	(9,588)	92.70

Outstanding at Dec 31, 2015	473,051	$87.88
Granted	—	—
Exercised	(51,084)	88.10
Cancelled/Forfeited/Expired	(10,858)	102.31

Outstanding at Dec 31, 2016	411,109	$87.47

OPTIONS EXERCISABLE
At December 31, 2014	349,190	$57.08
At December 31, 2015	290,487	$71.76
At December 31, 2016	254,842	$71.48

The following summarizes information about stock options outstanding and exercisable at December 31, 2016:

RANGE OF EXERCISE PRICES	Number outstanding	Remaining contract life (in years)	Weighted average exercise price
$16.31 - $19.96	19,253	2.14	$16.31
$44.70 - $49.60	23,275	3.14	$44.70
$51.67 - $59.01	16,225	0.76	$54.37
$67.00 - $69.18	79,992	5.79	$68.41
$72.95 - $94.87	116,097	6.55	$90.50
$113.36 - $126.46	156,267	8.13	$113.54

	411,109	6.37	$87.47

RANGE OF EXERCISE PRICES	Number exercisable	Remaining contract life (in years)	Weighted average exercise price
$16.31 - $19.96	19,253	2.14	$16.31
$44.70 - $49.60	23,275	3.14	$44.70
$51.67 - $59.01	16,225	0.76	$54.37
$67.00 - $69.18	79,992	5.79	$68.41
$72.95 - $94.87	116,097	6.55	$90.50
$113.36 - $126.46	—	—	—

	254,842	5.30	$71.48

The total aggregate intrinsic value, which is the difference between the exercise price and $113.15 (closing price per share at December 31, 2016), for all “in the money” stock options, both outstanding and exercisable as of December 31, 2016, was $10.6 million. The average grant date fair value of stock options granted during 2015 and 2014 was estimated at $16.72 and $17.35 per share, respectively.